EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND Supplement to Prospectus dated December 1, 2009

1. The following replaces “Portfolio Manager” under “Management” under “Fund Summaries - New Jersey Municipal Income Fund”: Portfolio Manager. The Fund is managed by Adam A. Weigold, Vice President of BMR, who has managed the Fund since 2010.

2. The following replaces the fifth paragraph under “Management.” in “Management and Organization”:

William H. Ahern is the portfolio manager of the Colorado Fund (since June 1, 1997), the Connecticut Fund (since November 24, 1997) and the Michigan Fund (since January 17, 2000). Craig R. Brandon is the portfolio manager of the Arizona Fund (since September 13, 2004) and the Minnesota Fund (since September 13, 2004). Adam A. Weigold is the portfolio manager of the Pennsylvania Fund (since October 1, 2007) and the New Jersey Fund (since February 22, 2010). Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios, and Mr. Ahern and Mr. Brandon have managed Eaton Vance portfolios for more than five years. Mr. Weigold was appointed a portfolio manager in 2007 and has been a municipal credit analyst of Eaton Vance for more than five years.

February 22, 2010	4402-2/10	C12/1ABPS

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND Supplement to Statement of Additional Information dated December 1, 2009

1. The following replaces the tables under "Portfolio Managers." in "Investment Advisory and Administrative Services":

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
William H. Ahern
Registered Investment Companies	18	$1,759.5	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Craig R. Brandon
Registered Investment Companies	16	$2,614.2	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Adam A. Weigold
Registered Investment Companies	16	$1,008.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

* In millions of dollars.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
William H. Ahern	None	$500,001-$1,000,000
Craig R. Brandon	None	$100,001-$500,000
Adam A. Weigold	None	$100,001-$500,000

February 22, 2010

EATON VANCE LOUISIANA MUNICIPAL INCOME FUND Supplement to Prospectus dated January 1, 2010

1. The following replaces “Portfolio Manager” under “Management” under “Fund Summaries -Louisiana Municipal Income Fund”: Portfolio Manager. The Fund is managed by Thomas M. Metzold, Vice President of BMR, who has managed the Fund since 2010.

2. The following replaces the fifth paragraph under “Management.” in “Management and Organization”:

William H. Ahern is the portfolio manager of the Alabama Fund (since June 1, 1997). Craig Brandon is the portfolio manager of the Maryland Fund (since September 13, 2004). Cynthia J. Clemson is the portfolio manager of the Missouri Fund (since it commenced operations). Thomas M. Metzold is the portfolio manager of the Louisiana Fund (since February 22, 2010), the North Carolina Fund (since March 1, 2004), the Oregon Fund (since November 1, 1996) and the South Carolina Fund (since November 1, 2005), and Adam A. Weigold is the portfolio manager of the Arkansas Fund, the Georgia Fund, the Kentucky Fund, the Tennessee Fund and the Virginia Fund, (all since October 1, 2007) . Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios, and Mr. Ahern, Mr. Brandon, Ms. Clemson and Mr. Metzold have been Eaton Vance portfolio managers for more than 5 years. Mr. Weigold was appointed a portfolio manager in 2007 and has been a Vice President of Eaton Vance and BMR since 2003 and a municipal credit analyst at Eaton Vance for more than five years.

February 22, 2010	4400-2/10	12MUNI1/1PS

EATON VANCE LOUISIANA MUNICIPAL INCOME FUND Supplement to Statement of Additional Information dated January 1, 2010

1. The following replaces the tables under "Portfolio Managers." in "Investment Advisory and Administrative Services":

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
William H. Ahern
Registered Investment Companies	16	$1,790.3	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Adam A. Weigold
Registered Investment Companies	12	$1,038.3	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Craig R. Brandon
Registered Investment Companies	12	$2,084.3	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Cynthia J. Clemson
Registered Investment Companies	10	$2,814.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Thomas M. Metzold
Registered Investment Companies	7	$7,736.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

* In millions of dollars.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

Alabama Fund
William H. Ahern	None	$500,001 - $1,000,000

Arkansas Fund
Adam A. Weigold	None	$100,001 - $500,000

Georgia Fund
Adam A. Weigold	None	$100,001 - $500,000

Kentucky Fund
Adam A. Weigold	None	$100,001 - $500,000

Louisiana Fund
Thomas M. Metzold	None	over $1,000,000

Maryland Fund
Craig R. Brandon	None	$100,001 - $500,000

Missouri Fund
Cynthia J. Clemson	None	$500,001 - $1,000,000

North Carolina Fund
Thomas M. Metzold	None	over $1,000,000

Oregon Fund
Thomas M. Metzold	None	over $1,000,000

South Carolina Fund
Thomas M. Metzold	None	over $1,000,000

Tennessee Fund
Adam A. Weigold	None	$100,001 - $500,000

Virginia Fund
Adam A. Weigold	None	$100,001 - $500,000

February 22, 2010

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND EATON VANCE RHODE ISLAND MUNICIPAL INCOME FUND Supplement to Prospectus dated February 1, 2010

1. The following replaces “Portfolio Manager” under “Management” under “Fund Summaries -Massachusetts Municipal Income Fund”: Portfolio Manager. The Fund is managed by Craig R. Brandon, Vice President of BMR, who has managed the Fund since 2010.

2. The following replaces “Portfolio Manager” under “Management” “Fund Summaries - Rhode Island Municipal Income Fund”: Portfolio Manager. The Fund is managed by Cynthia J. Clemson, Vice President of BMR, who has managed the Fund since 2010.

3. The following replaces the fifth paragraph under “Management.” in “Management and Organization”:

Craig R. Brandon is the portfolio manager of the Massachusetts Fund (since February 2010) and the New York Fund (since October 17, 2005). Cynthia J. Clemson is the portfolio manager of the California Fund (since February 1, 1996) and the Rhode Island Fund (since February 2010). William H. Ahern, Jr. is the portfolio manager of the Ohio Fund (since October 17, 2005). Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios.

February 22, 2010	4401-2/10	TFC2/1PS

EATON VANCE MASSACUSETTS MUNICIPAL INCOME FUND
EATON VANCE RHODE ISLAND MUNICIPAL INCOME FUND
Supplement to Statement of Additional Information dated February 1, 2010

1. The following replaces the tables under "Portfolio Managers." in "Investment Advisory and Administrative Services":

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Cynthia J. Clemson
Registered Investment Companies	10	$3,024.7	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Craig Brandon
Registered Investment Companies	11	$1,397.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
William H. Ahern, Jr.
Registered Investment Companies	13	$1,872.2	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

* In millions of dollars.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

California Fund and Rhode Island Fund
Cynthia J. Clemson	None	over $1,000,000

Massachusetts Fund and New York Fund
Craig R. Brandon	None	$100,001 - $500,000

Ohio Fund
William H. Ahern, Jr.	None	$500,001 - $1,000,000

February 22, 2010